American Century Variable Portfolios, Inc.

                                SUPPLEMENT TO VP
                              BALANCED PROSPECTUS

                          Supplement dated May 1, 1997
                         to Prospectus dated May 1, 1997

The disclosure set forth below replaces the fourth through seventh paragraphs under the heading "Management" found on page 13 of the VP Balanced prospectus.

The portfolio manager members of the VP Balanced team and their work experience for the last five years are as follows:

JAMES E. STOWERS III, President and Portfolio Manager, joined American Century in 1981. He is a member of the team that manages the equity portion of VP Balanced.

BRUCE A. WIMBERLY, Portfolio Manager, joined American Century in September 1994 as an Investment Analyst, a position he held until July 1996. At that time he was promoted to Portfolio Manager. Prior to joining American Century, Mr. Wimberly attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA degree. Prior to that he served as a Research Analyst for Frontier Capital Management Company, Boston, Massachusetts. Mr. Wimberly is a member of the team that manages the equity portion on VP Balanced.

NORMAN E. HOOPS, Senior Vice President and Fixed Income Portfolio Manager, joined American Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is a member of the team that manages the fixed income portion of VP Balanced.

JEFFREY L. HOUSTON, Portfolio Manager, has worked for American Century since November 1990. He is a member of the team that manages the fixed income portion of VP Balanced.

                            [american century logo]
                                    American
                                  Century(sm)

               P.O. Box 419385 o Kansas City, Missouri 64141-6385
                          Person-to-person assistance:
                         1-800-345-3533 or 816-531-5575

                            www.americancentury.com

SH-SPL-8670 9705